INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 11,767
Cost at end of year	12,406	$ 11,767
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(1,466)	(1,309)
Disposals, intangible assets other than goodwill	(14)	(216)
Amortization	(249)	(458)
Foreign currency translation	(10)	85
Cost at end of year	$ (1,711)	$ (1,466)